Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 19, 2022
Entity Registrant Name	dei_EntityRegistrantName	ADVISORS’ INNER CIRCLE FUND III
Entity Central Index Key	dei_EntityCentralIndexKey	0001593547
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 03, 2022
Document Effective Date	dei_DocumentEffectiveDate	May 03, 2022
Prospectus Date	rr_ProspectusDate	Jan. 19, 2022
STRATEGAS GLOBAL POLICY OPPORTUNITIES ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS’ INNER CIRCLE FUND III

Strategas Global Policy Opportunities ETF

Strategas Macro Thematic Opportunities ETF

(each, a “Fund” and together, the “Funds”)

Supplement dated May 3, 2022

to the Funds’ Summary Prospectuses (the “Summary Prospectuses”)

and Prospectus (the “Prospectus”),

each dated January 19, 2022

This supplement provides new and additional information beyond that contained in the Summary Prospectuses and Prospectus, and should be read in conjunction with the Summary Prospectuses and Prospectus.

Effective immediately, the Summary Prospectuses and Prospectus are hereby amended and supplemented as follows:

1.	The following disclosure is hereby added to the “Principal Risks” section of each Summary Prospectus, and the corresponding sections of the Prospectus:

Shareholder Concentration Risk — A large percentage of the Fund’s shares are held by a small number of shareholders, including persons and entities related to the Adviser. A large redemption by one or more of these shareholders could materially increase the Fund’s transaction costs, which would negatively impact the Fund’s performance and could cause adverse tax consequences for the remaining shareholders of the Fund.

2.	The following disclosure is hereby added to the “More Information about Risk” section of the Prospectus:

Shareholder Concentration Risk (Both Funds) – A large percentage of each Fund’s shares are held by a small number of shareholders, including persons and entities related to the Adviser. A large redemption by one or more of these shareholders could materially increase a Fund’s transaction costs, which would negatively impact the Fund’s performance and could cause adverse tax consequences for the remaining shareholders of the Fund.

Please retain this supplement for future reference.

STR-SK-001-0100

STRATEGAS MACRO THEMATIC OPPORTUNITIES ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS’ INNER CIRCLE FUND III

Strategas Global Policy Opportunities ETF

Strategas Macro Thematic Opportunities ETF

(each, a “Fund” and together, the “Funds”)

Supplement dated May 3, 2022

to the Funds’ Summary Prospectuses (the “Summary Prospectuses”)

and Prospectus (the “Prospectus”),

each dated January 19, 2022

This supplement provides new and additional information beyond that contained in the Summary Prospectuses and Prospectus, and should be read in conjunction with the Summary Prospectuses and Prospectus.

Effective immediately, the Summary Prospectuses and Prospectus are hereby amended and supplemented as follows:

1.	The following disclosure is hereby added to the “Principal Risks” section of each Summary Prospectus, and the corresponding sections of the Prospectus:

Shareholder Concentration Risk — A large percentage of the Fund’s shares are held by a small number of shareholders, including persons and entities related to the Adviser. A large redemption by one or more of these shareholders could materially increase the Fund’s transaction costs, which would negatively impact the Fund’s performance and could cause adverse tax consequences for the remaining shareholders of the Fund.

2.	The following disclosure is hereby added to the “More Information about Risk” section of the Prospectus:

Shareholder Concentration Risk (Both Funds) – A large percentage of each Fund’s shares are held by a small number of shareholders, including persons and entities related to the Adviser. A large redemption by one or more of these shareholders could materially increase a Fund’s transaction costs, which would negatively impact the Fund’s performance and could cause adverse tax consequences for the remaining shareholders of the Fund.

Please retain this supplement for future reference.

STR-SK-001-0100